Note 12 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31
	2016	2015 As Adjusted (note 2)

Salaries, bonus and benefits	$2,235	$2,305
Engineering related expenses	641	630
Payable for acquisition of equipment	277	32
Legal and audit fees	251	361
Withholding tax payable	86	100
Shipping expenses	74	146
Promotional expenses	66	35
Value-added tax payable	36	27
Consulting fees	5	366
Other accrued expenses	431	894

	$4,102	$4,896